Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

Litigation

The Company, in the normal course of business, is subject to claims and litigation. Management believes that there are no outstanding claims or assessments against the Company that would result in a material unfavorable outcome.

Contingent Consideration

TRA

Concurrent with the acquisition of Array, the Company entered into a TRA with the former majority shareholder of Array. The TRA is valued based on the future expected payments under the agreement. The TRA provides for the payment by Array Tech, Inc. (f/k/a Array Technologies, Inc.) to the former owners for certain federal, state, local and non-U.S. tax benefits deemed realized in post-closing taxable periods by Array, from the use of certain deductions generated by the increase in the tax value of the developed technology. The TRA is accounted for as contingent consideration and subsequent changes in fair value of the contingent liability are recognized in general and administrative in the accompanying consolidated statements of operations. At December 31, 2019 and September 30, 2020, the fair value of the TRA was $17.8 million and $18.3 million, respectively.

Estimating the amount of payments that may be made under the TRA is by nature imprecise. The significant fair value inputs used to estimate the future expected TRA payments to the former owners include the timing of tax payments, a discount rate, book income projections, timing of expected adjustments to calculate taxable income and the projected rate of use for attributes defined in the TRA.

Payments made under the TRA consider tax positions taken by the Company and are due within 125 days following the filing of the Company’s U.S. federal and state income tax returns under procedures described in the agreement. The current portion of the TRA liability is based on tax returns. The TRA will continue until all tax benefit payments have been made or the Company elects early termination under the terms described in the TRA.

As of September 30, 2020, the undiscounted future expected payments through December 31, under the TRA are as follows (in thousands):

2020	$7,414
2021	1,692
2022	1,748
2023	1,748
2024	1,748
2025 and thereafter	10,931

$25,281

Earn-Out Liability

The Company is required to pay the selling shareholders of Array future contingent consideration consisting of earn-out payments in the form of cash upon the occurrence of certain events, including the sale, transfer, assignment, pledge, encumbrance, distribution or disposition of shares held by the acquirer to a third party; initial public offering of the equity securities of Parent, acquirer or the Company; the sale of equity securities or assets of Parent, acquirer or the Company to a third-party; or a merger, consolidation, recapitalization or reorganization of Parent, acquirer or the Company. The maximum aggregate earn-out consideration is $25.0 million.

The earn-out liability is included in contingent consideration in the accompanying consolidated balance sheets in the amount of $0.4 million and $15.9 million at December 31, 2019 and September 30, 2020, respectively.

The fair value of the earn-out liability was initially determined as of the acquisition date using unobservable inputs. These inputs include the estimated amount and timing of future cash flows, the probability of a qualifying event occurring, and a risk-free rate used to adjust the probability-weighted cash flows to their present value. Subsequent to the acquisition date, at each reporting period, the earn-out liability is re-measured to fair value with changes in fair value recorded in general and administrative in the accompanying consolidated statements of operations.

The following table summarizes the liability related to the estimated contingent consideration during the nine months ended September 30, (in thousands):

	TRA	Earn-Out Liability	Contingent Consideration
Balance, December 31, 2018	$17,168	$442	$17,610
IRS settlement	(2,727)	—	(2,727)
Fair value adjustment	2,905	—	2,905

Balance, September 30, 2019	$17,346	$442	$17,788

Balance, December 31, 2019	$17,808	$442	$18,250
Fair value adjustment	516	15,492	16,008

Balance, September 30, 2020	$18,324	$15,934	$34,258

The TRA and earn-out liabilities require significant judgment and are classified as Level 3 in the fair value hierarchy.

12.	Commitments and Contingencies

Leases

For the Year Ending December 31,
2020	$6,337
2021	5,990
2022	5,378
2023	28

$17,733

For the year ended December 31, 2019, the Company recorded lease expenses associated with its operating leases in cost of revenue and general and administrative within its consolidated statements of operations totaling $1.5 million and $0.3 million, respectively.

Litigation

The Company, in the normal course of business, is subject to claims and litigation. Management believes that there are no outstanding claims or assessments against the Company that would result in a material unfavorable outcome.

Contingent Consideration

TRA

Concurrent with the acquisition of Array, the Company entered into a TRA with the former majority shareholder of Array. The TRA is valued based on the future expected payments under the agreement. The TRA provides for the payment by Array Tech, Inc. (f/k/a Array Technologies, Inc.) to the former owners for certain federal, state, local and non-U.S. tax benefits deemed realized in post-closing taxable periods by Array, from the use of certain deductions generated by the increase in the tax value of the developed technology. The TRA is accounted for as contingent consideration and subsequent changes in fair value of the contingent liability are recognized in general and administrative in the accompanying consolidated statements of operations. At December 31, 2018 and 2019, the fair value of the TRA was $17.2 million and $17.8 million, respectively.

Estimating the amount of payments that may be made under the TRA is by nature imprecise. The significant fair value inputs used to estimate the future expected TRA payments to the former owners include the timing of tax payments, a discount rate, book income projections, timing of expected adjustments to calculate taxable income and the projected rate of use for attributes defined in the TRA.

The Company re-measured the TRA as part of an IRS settlement in 2019 in which the recognized value of developed technology was reduced. See Note 6 - Income Taxes. The Company recognized a gain of $2.7 million resulting from the reduction in the fair value of the TRA.

Payments made under the TRA consider tax positions taken by the Company and are due within 125 days following the filing of the Company’s U.S. federal and state income tax returns under procedures described in the agreement. The current portion of the TRA liability is based on tax returns. The TRA will continue until all tax benefit payments have been made or the Company elects early termination under the terms described in the TRA.

As of December 31, 2019, the undiscounted future expected payments under the TRA are as follows (in thousands):

For the Year Ending December 31,
2020	$6,293
2021	1,746
2022	1,746
2023	1,746
2024	1,746
2025 and thereafter	9,033

$22,310

Earn-Out Liability

The Company is required to pay the selling shareholders of Array future contingent consideration consisting of earn-out payments in the form of cash upon the occurrence of certain events, including the sale, transfer, assignment, pledge, encumbrance, distribution or disposition of shares held by the acquirer to a third party; initial public offering of the equity securities of Parent, acquirer or the Company; the sale of equity securities or assets of Parent, acquirer or the Company to a third-party; or a merger, consolidation, recapitalization or reorganization of Parent, acquirer or the Company. The maximum aggregate earn-out consideration is $25.0 million.

The earn-out liability is included in contingent consideration in the accompanying consolidated balance sheets in the amount of $0.4 million at December 31, 2018 and 2019.

The fair value of the earn-out liability was initially determined as of the acquisition date using unobservable inputs. These inputs include the estimated amount and timing of future cash flows, the probability of a qualifying event occurring, and a risk-free rate used to adjust the probability-weighted cash flows to their present value. Subsequent to the acquisition date, at each reporting period, the earn-out liability is re-measured to fair value with changes in fair value recorded in general and administrative in the accompanying consolidated statements of operations. Re-measurement of the earn-out liability at December 31, 2018 and 2019 resulted in no change in the fair value for the years ended December 31, 2018 and 2019.

The following table summarizes the liability related to the estimated contingent consideration during the years ended December 31, (in thousands):

	TRA	Earn-Out Liability	Contingent Consideration
Balance, December 31, 2017	$17,993	$442	$18,435
Fair value adjustment	(825)	—	(825)

Balance, December 31, 2018	17,168	442	17,610
IRS settlement	(2,727)	—	(2,727)
Fair value adjustment	3,367	—	3,367

Balance, December 31, 2019	$17,808	$442	$18,250

The TRA and earn-out liabilities require significant judgment and are classified as Level 3 in the fair value hierarchy.